CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Nov. 08, 2018	Mar. 21, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Structure [Line Items]
Treasury shares, shares			25,582,630	19,219,846
Ordinary shares, issued			1,456,547,942	1,456,547,942
Ordinary shares, outstanding			1,430,965,312	1,437,328,096
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company			9,446,472		96,571,065
Treasury Shares [Member] | 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount		$ 500,000
Stock repurchase program period		3 years
Treasury Shares [Member] | Second 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount	$ 500,000
Stock repurchase program period	3 years
Treasury Shares [Member] | Stock Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company				0
Retirement of shares (in shares)			0	81,952,230	0
Treasury Shares [Member] | Stock Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company			3,148,824		32,190,355
Treasury Shares [Member] | Stock Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company			9,446,472		96,571,065